Provisions for Legal Proceedings - Schedule of Labor - Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Labor - Changes in provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	$ 87,127	$ 108,004	$ 99,270
Additions, reversals and changes in estimates	72,468	65,906	60,835
Payments	(82,570)	(69,755)	(69,450)
Indexation	9,613	6,913	9,654
Exchange rate variation	10,935	(23,941)	7,695
Ending balance	97,573	87,127	108,004
Civil - Changes in provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	340,644	270,989	222,800
Additions, reversals and changes in estimates	219,090	275,462	143,009
Payments	(446,971)	(195,568)	(114,340)
Indexation	10,074	6,551	14,992
Exchange rate variation	7,255	(16,790)	4,528
Ending balance	130,092	340,644	270,989
Tax and Social Security - Changes in provision [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	69,692	134,400	105,420
Additions, reversals and changes in estimates	70,438	(39,083)	4,773
Payments	(6,953)	(5,491)	(704)
Indexation	351	5,413	16,227
Exchange rate variation	7,382	(25,547)	8,684
Ending balance	140,910	69,692	134,400
Brazil [Member] | Labor - Changes in provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	87,075	107,940	99,187
Additions, reversals and changes in estimates	72,477	65,901	61,302
Payments	(82,570)	(69,751)	(68,781)
Indexation	9,566	6,913	9,864
Exchange rate variation	10,956	(23,928)	6,368
Ending balance	97,504	87,075	107,940
Brazil [Member] | Civil - Changes in provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	59,796	73,502	48,539
Additions, reversals and changes in estimates	32,584	15,941	28,407
Payments	(44,106)	(19,414)	(21,032)
Indexation	3,511	6,551	14,234
Exchange rate variation	7,290	(16,784)	3,354
Ending balance	59,075	59,796	73,502
Brazil [Member] | Tax and Social Security - Changes in provision [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	68,516	133,006	104,126
Additions, reversals and changes in estimates	(15,263)	(39,353)	4,514
Payments	(6,446)	(5,491)	(603)
Indexation	(1,918)	5,631	14,085
Exchange rate variation	7,811	(25,277)	10,884
Ending balance	52,700	68,516	133,006
Other jurisdictions [Member] | Labor - Changes in provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	52	64	83
Additions, reversals and changes in estimates	(9)	5	(467)
Payments		(4)	(669)
Indexation	47		(210)
Exchange rate variation	(21)	(13)	1,327
Ending balance	69	52	64
Other jurisdictions [Member] | Civil - Changes in provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	44	48	22
Additions, reversals and changes in estimates	(6,524)	6	1,102
Payments	(48)	(4)	(3,008)
Indexation	6,563		758
Exchange rate variation	(35)	(6)	1,174
Ending balance		44	48
Other jurisdictions [Member] | Tax and Social Security - Changes in provision [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	1,176	1,394	1,294
Additions, reversals and changes in estimates	(2,499)	270	259
Payments	(507)		(101)
Indexation	2,269	(218)	2,142
Exchange rate variation	(429)	(270)	(2,200)
Ending balance	10	1,176	1,394
USA [Member] | Civil - Changes in provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	280,804	197,439	174,239
Additions, reversals and changes in estimates	193,030	259,515	113,500
Payments	(402,817)	(176,150)	(90,300)
Indexation
Exchange rate variation
Ending balance	71,017	280,804	$ 197,439
USA [Member] | Tax and Social Security - Changes in provision [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance
Additions, reversals and changes in estimates	88,200
Payments
Indexation
Exchange rate variation
Ending balance	$ 88,200